FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4: -	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

In previous years, the earn-out liability related to the acquisitions of Netonomy are classified within Level 3 because these liabilities were based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. The fair value of the consideration was determined according to discounted cash flow. As of December 31, 2021 no valuation was needed for Netonomy earn-outs.

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2021 and 2020, respectively:

	As of December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$11,531	$-	$11,531
Foreign currency derivative contracts	-	902	-	902

Total financial net assets	$-	$12,433	$-	$12,433

	As of December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$27,178	$-	$27,178
Foreign currency derivative contracts	-	(952)	-	(952)

Total financial net assets	$-	$26,226	$-	$26,226